Balance Sheets (Parenthetical) - Quarterly (USD $)	Mar. 18, 2014	Dec. 31, 2013
Preferred Stock, Par Value		$ 1
Preferred Stock, Shares Authorized		21
Preferred Stock, Shares Issued		0
Preferred Stock, Shares Outstanding		0
Common Stock, Par Value	$ 0.001	$ 1
Common Stock, Shares Authorized	200,000,000	1,000
Common Stock, Shares Issued	36,000,000	0
Common Stock, Shares Outstanding		0
Quarterly Member
Preferred Stock, Par Value		$ 1
Preferred Stock, Shares Authorized		21
Preferred Stock, Shares Issued		0
Preferred Stock, Shares Outstanding		0
Common Stock, Par Value		$ 1
Common Stock, Shares Authorized		1,000
Common Stock, Shares Issued		0
Common Stock, Shares Outstanding		0